SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jul. 31, 2011	Oct. 31, 2010
Subsequent Events [Abstract]
Subsequent Events [Text Block]
9. SUBSEQUENT EVENTS

Junior Unsecured Convertible Notes

During August 2011, the Company repaid one junior unsecured convertible promissory note in the amount of $29,412.  In addition,  during August 2011, the Company issued 886,428 shares of common stock in full satisfaction of three junior unsecured convertible promissory notes in the aggregate principal amount of approximately $133,000.

May 2011 Notes

During August 2011, investors converted $37,000 in principal, due under the May 2011 Notes, into 246,667 shares of common stock in the Company.

Warrants

On August 29, 2011, Mr. Moore entered into an exchange agreement with the Company (the “Exchange Agreement”), pursuant to which he received a new warrant to purchase 7,674,512 shares of Common Stock (which new warrant (the “Warrant”) is identical to the October 2007 warrant except that it does not contain any economic anti-dilution adjustment rights, all as more particularly described in the Warrant attached hereto as Exhibit 4.1) in exchange for (i) surrendering an October 2007 warrant to purchase 2,666,667 shares of Common Stock and (ii) amending a Note Purchase Agreement, dated as of September 22, 2008, by and between the Company and Mr. Moore, to terminate his right to receive warrants in connection with an equity financing, including the equity financing the Company completed in May 2011, which otherwise would have permitted Mr. Moore to receive a warrant to purchase 4,118,956 shares of Common Stock.

13. SUBSEQUENT EVENTS

Series B Preferred Equity Financing

On November 15, 2010, Advaxis, Inc. (the “ Company ”) issued and sold 61 shares of Series B preferred to Optimus pursuant to the terms of the Series B Purchase Agreement.  The aggregate purchase price for the shares of Series B Preferred Stock was $610,000 (of which the Company received $605,000. As of November 5, 2010, 400 shares of Series B Preferred Stock remained available for sale under the Series B Purchase Agreement.

In connection with the November 15, 2010 issuance by the Company of the Series B Preferred Stock described above, an affiliate of Optimus exercised a warrant to purchase 5,312,903 shares of the Company’s common stock at an exercise price of $0.155 per share.  As permitted by the terms of these warrants, the aggregate exercise price of approximately $823,500 received by the Company is payable pursuant to four-year full recourse promissory notes bearing interest at the rate of 2% per year.

On December 30, 2010, Advaxis, Inc. (the “ Company ”) issued and sold 72 shares of Series B preferred to Optimus pursuant to the terms of the Series B Purchase Agreement.  The aggregate purchase price for the shares of Series B Preferred Stock was $720,000. The company received approximately $473,000 (net of $150,000 used to repay a short-term promissory note due Optimus, approximately $20,000 in legal and early payment fees and approximately $77,000 in redemption fees).

On December 30, 2010, immediately following the closing of the above Transaction, the Company redeemed two hundred twenty-six (226) shares of Series B Preferred Stock held by the Investor for an aggregate redemption price of $3,141,004 consisting of (i) cash in an amount of $76,622 and (ii) cancellation of certain promissory notes issued by an affiliate of the Investor to the Company in the aggregate amount of $3,064,382.  As of December 30, 2010, 328 shares of Series B Preferred Stock remained available for sale under the Series B Purchase Agreement.

In connection with the December 30, 2010 issuance by the Company of the Series B Preferred Stock described above, an affiliate of Optimus exercised a warrant to purchase 6,480,000 shares of the Company’s common stock at an exercise price of $0.15 per share.  As permitted by the terms of these warrants, the aggregate exercise price of approximately $972,000 received by the Company is payable pursuant to four-year full recourse promissory notes bearing interest at the rate of 2% per year.

Junior Subordinated Convertible Promissory Notes

In November 2010, the Company entered into Bridge Note agreements whereby certain accredited investors acquired junior subordinated convertible promissory notes of the Company in the aggregate face amounts of approximately $432,000 for aggregate net purchase prices of $410,000. These junior subordinated convertible promissory notes mature in 60 days from their origination, subject to certain provisions in the note agreement.  In addition, the Company also entered into Bridge Note agreements whereby certain accredited investors acquired junior subordinated convertible promissory notes of the Company in the aggregate face amounts of approximately $500,000 for aggregate net purchase prices of $425,000.  These junior subordinated convertible promissory notes mature on or before August 31, 2011, subject to certain provisions in the note agreement.

In November 2010, the Company repaid five junior bridge notes that were due during fiscal 2010, in the principal amounts of $187,582.  Approximately $206,500 in unpaid principal, due prior to October 31, 2010, remains outstanding as of January 24, 2011.

In January and February 2011, the Company issued in private placements to certain accredited investors, junior unsecured convertible promissory notes in the aggregate principal face amount of $452,941, for an aggregate net purchase price of $395,000 and (ii) warrants to purchase an aggregate of 1,642,500 shares of its common stock, each at an exercise price of $0.15 per share, subject to adjustments upon the occurrence of certain events.  These junior unsecured convertible promissory notes have maturity dates ranging from 90 days to nine months from their date of issue.